Share-based payment	12 Months Ended
Dec. 31, 2025
Share-based payment
Share-based payment

Note 30     Share-based payment

The Group has established different stock awards programs and other share-based payment plans to incentivize the directors, executive officers and employees, enabling them to benefit from the increased market capitalization of the Company.

During 2018, GeoPark announced the 2018 Equity Incentive Plan (the “Plan”) to motivate and reward those employees, directors, consultants and advisors of the Group to perform at the highest level and to further the best interests of the Company and its shareholders. This Plan is designed as a master plan, with a 10-year term, and embraces all equity incentive programs that the Company decides to implement throughout such term. The maximum number of shares available for issuance under the Plan is 5,000,000 Shares.

Employee Share-Based Compensation Programs

In 2020, a share-based compensation program for employees was approved for approximately 800,000 shares, to vest in 2023. On February 17, 2023, the Compensation Committee reviewed the Group’s results and the performance conditions established in the program and approved 152,030 shares to be delivered to participants, due to the fact that, throughout the vesting period, the performance conditions included in the program were only partially achieved and, to a lesser extent, the Group had lower hirings than estimated and not all the beneficiaries continued being employees at the vesting date.

On March 8, 2022, and March 4, 2025, the Company’s Board of Directors approved pools of approximately 215,000 and 200,000 shares, respectively, oriented for retention of key employees and new hires bonuses, under the Stock Awards Program. The vesting of the plans are in a three-years period from the grant date.

In December 2022, the Company’s Board of Directors, based on the recommendation of the Compensation Committee, approved a Long-Term Incentive program for employees and new hirings. The main characteristics of the program are:

●	All employees (non-top management) and new hires are eligible.
●	3-year program, with a grant date of January 2, 2023, or the date on which the employees are hired.
●	The components of the program are the following:
-	30% Time-based RSUs: vesting annually ratably in three equal installments;
-	30% Company Performance: measured over three-year performance period (December 2022-December 2025); and
-	40% Absolute Performance Shares: share price at the date of vesting must be higher than the share price at the date of grant or date of hiring.
●	The vesting date of the Performance Shares (Company and Absolute) was on January 2, 2026.

On January 30, 2026, the Compensation Committee reviewed the Group’s results and the performance conditions established in the program and approved 221,557 shares to be delivered to participants.

In February 2026, the Company’s Compensation Committee approved a new Long-Term Incentive program for employees and new hirings. The main characteristics of the program are:

●	All direct employees (non-top management) and new hires are eligible.
●	3-year program, with a grant date of March 1, 2026, or the date on which an employee is hired.
●	The components of the program are the following:
-	30% Time-based RSUs: vesting annually ratably in three equal installments; and
-	70% Company Performance PSUs: measured over three-year performance period (December 2025-December 2028), subject to twenty-trading-day average share price at the end of the period being higher than twenty-trading-day average share price at the beginning of the period. The company performance indicators are the following:
o	Adjusted EBITDA (50%)
o	2P Reserves Replacement Ratio (40%)
o	DJSI Score by 2028 (10%)
●	The vesting date of the PSUs will be on January 2, 2029.

Executive Long-Term Incentive Program (LTIP)

During 2022, the Company’s Board of Directors, based on the recommendation of the Compensation Committee, approved a Long-Term Incentive program (“LTIP”) for executive officers. Main characteristics of the program are:

●	All executive officers are eligible.
●	Grants are awarded annually to executive officers.
●	The components of the Program are the following:
-	20% Time-based Restricted Share Units (RSUs) vesting ratably in three equal installments on each of the first three anniversaries of the grant date;
-	35% Relative Performance Share Units based on relative total shareholder return (TSR) and measured over three-year performance period relative to peer group; and
-	45% Absolute Performance Share Units (PSUs) based on absolute total shareholder return (TSR) and measured over three-year performance period.

In 2022, the Compensation Committee approved grants with respect to the LTIP Executives of an estimated 571,984 total shares, to vest during a three-year period. On February 17, 2023, February 26, 2024, March 4, 2025, and March 24, 2026 the Compensation Committee approved new grants of 197,197, 351,971, 287,656 and 494,546 shares, respectively, to vest during a three-year period.

On January 25, 2023, February 26, 2024, March 25, 2025 and January 30, 2026, the Compensation Committee determined that 246,110, 86,602, 93,326 and 47,608 shares, respectively, should be delivered to the participants according to the abovementioned grants.

Summary

Details of these costs and the characteristics of the different stock awards programs and other share-based payments are described in the following table:

	Awards at the	Awards granted	Awards	Awards	Awards at	Charged to net profit/loss
	beginning	in the year	forfeited	exercised	year end	2025	2024	2023

Programs	No. of Shares					Amounts in US$ '000
Oriented to Employees
LTIP for Employees	660,648	21,137	(488,435)	(37,612)	155,738	769	1,272	1,452
Retention Program	168,039	193,000	—	(68,300)	292,739	282	930	990
Compensation Program 2020	60,271	—	—	(9,309)	50,962	—	—	—
Oriented to Directors and Executive Officers
LTIP for Executives	636,276	510,056	(410,532)	(168,684)	567,116	1,963	2,738	3,612
Shares granted to Non-Executive Directors	—	147,672	—	(147,672)	—	1,114	1,114	1,133
Shares granted to Executive Officers	63,334	70,000	—	(28,334)	105,000	339	220	141
	1,588,568	941,865	(898,967)	(459,911)	1,171,555	4,467	6,274	7,328

The awards that are forfeited correspond to employees that had left the Group before vesting date.